BIOLOGICAL ASSETS - Fair value adjustment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair value adjustment of biological assets recognized under other operating income (expense), net
Physical changes	R$ 156,906	R$ (347,409)
Price	309,578	532,808
Fair value adjustment of biological assets recognized under other operating income (expense), net	466,484	185,399	R$ (129,187)
Biological assets pledged	R$ 140,142	R$ 0